Document and Entity Information	1 Months Ended
Jun. 30, 2012
Document and Entity Information
Entity Registrant Name	Western Asset Mortgage Capital Corp
Entity Central Index Key	0001465885
Document Type	S-11
Document Period End Date	Jun. 30, 2012
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer